Transfers of financial assets and variable interest entities	3 Months Ended
Jun. 30, 2012
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
Note 25 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and are generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial paper (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS) and RMBS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M12 and 6M11 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still had continuing involvement, regardless of when the securitization occurred.

Securitizations
in	6M12	6M11

Gains and cash flows (CHF million)

CMBS
Net gain [1]	23	0

Proceeds from transfer of assets	3,718	0

Cash received on interests that continue to be held	35	34

RMBS
Net gain/(loss) [1]	(2)	36

Proceeds from transfer of assets	8,483	19,542

Purchases of previously transferred financial assets or its underlying collateral	(11)	0

Servicing fees	1	2

Cash received on interests that continue to be held	246	220

Other asset-backed financings
Net gain [1]	71	11

Proceeds from transfer of assets	279	591

Purchases of previously transferred financial assets or its underlying collateral [2]	(161)	(185)

Servicing fees	0	1

Cash received on interests that continue to be held	582	378

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2011 for a detailed description of continuing involvement in transferred financial assets.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q12 and 4Q11, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q12	4Q11

CHF million

CMBS
Principal amount outstanding	35,027	35,487

Total assets of SPE	49,655	52,536

RMBS
Principal amount outstanding	79,484	91,242

Total assets of SPE	82,654	95,297

Other asset-backed financings
Principal amount outstanding	34,984	35,233

Total assets of SPE	34,987	35,307

Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement are determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
> Refer to “Note 26 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2Q12						4Q11

at time of transfer			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			572			1,154			57			5,095

of which level 2			461			1,116			42			4,695

of which level 3			111			39			15			399

Weighted-average life, in years			9.1			1.4			7.2			5.4

Prepayment speed assumption (rate per annum), in % [1]			–	13.0	-	31.5			–	9.0	-	34.9

Cash flow discount rate (rate per annum), in % [2]	1.9	-	10.7	0.4	-	13.7	2.9	-	10.6	0.5	-	71.2

Expected credit losses (rate per annum), in %	0.8	-	9.0	0.0	-	12.7	1.2	-	9.3	0.3	-	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q12 and 4Q11.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q12											4Q11

			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			932				2,346			1,106				342				2,960			1,754

of which non-investment grade			114				649			1,091				133				688			1,513

Weighted-average life, in years			7.5				5.3			3.4				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.0	-	44.9			–				–		0.1	-	30.0			–

Impact on fair value from 10% adverse change			–				(35.3)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(69.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.5	-	47.2		0.4	-	50.9	0.8	-	27.6		2.3	-	50.1		0.3	-	49.1	0.7	-	58.7

Impact on fair value from 10% adverse change			(47.3)				(76.6)			(1.2)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(65.4)				(116.8)			(2.3)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	1.1	-	46.5		2.5	-	49.4	2.6	-	25.9		1.9	-	49.0		0.9	-	48.9	5.4	-	31.8

Impact on fair value from 10% adverse change			(39.9)				(68.6)			(1.1)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(51.0)				(101.4)			(2.1)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDO's within this category are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q12 and 4Q11.
> Refer to “Note 27 – Assets pledged or assigned” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q12	4Q11

CHF million

CMBS
Other assets	609	664

Liability to SPE, included in Other liabilities	(609)	(664)

RMBS
Other assets	12	12

Liability to SPE, included in Other liabilities	(12)	(12)

Other asset-backed financings
Trading assets	1,531	1,851

Other assets	1,359	1,475

Liability to SPE, included in Other liabilities	(2,890)	(3,326)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: CDOs, CP conduits and financial intermediation.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2011 for a detailed description of VIEs, CDOs, CP conduit or financial intermediation.

Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with new guidance.

The overall average maturity of the conduit’s outstanding CP was approximately 25 days and 18 days as of 2Q12 and 4Q11, respectively. As of 2Q12 and 4Q11, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors and F-1 by Fitch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, student loans and credit card receivables. As of 2Q12 and 4Q11, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 2.6 years and 2.5 years as of 2Q12 and 4Q11, respectively.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q12 and 4Q11.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2Q12	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,047	24	0	161	70	22	1,324

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	118	0	0	0	0	118

Trading assets	1,206	561	18	2,497	526	1,245	6,053

Investment securities	0	34	0	0	0	0	34

Other investments	0	0	0	0	1,811	516	2,327

Net loans	0	5,397	821	0	56	337	6,611

Premises and equipment	0	0	0	0	532	77	609

Loans held-for-sale	7,520	0	2,661	0	3	0	10,184

Other assets	44	1,015	0	5	482	216	1,762

Total assets of consolidated VIEs	9,817	7,149	3,500	2,663	3,480	2,413	29,022

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	175	175

Trading liabilities	23	0	0	0	3	1,230	1,256

Short-term borrowings	318	6,737	0	40	0	0	7,095

Long-term debt	9,433	21	3,595	310	41	460	13,860

Other liabilities	55	0	1	3	151	471	681

Total liabilities of consolidated VIEs	9,829	6,758	3,596	353	195	2,336	23,067

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 4Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

> Refer to “Transfer of financial assets ” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Non-consolidated VIE’s in the Credit Suisse Annual Report 2011 for further information.

Non-consolidated VIEs
		Financial intermediation

end of 2Q12	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	133	3,392	1,202	664	2,437	7,828

Net loans	9	119	2,063	4,125	1,519	7,835

Other assets	0	0	71	0	5	76

Total variable interest assets	142	3,511	3,336	4,789	3,961	15,739

Maximum exposure to loss (CHF million)

Maximum exposure to loss	155	12,997	3,838	5,247	4,651	26,888

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	9,096	113,118	63,088	24,417	17,633	227,352

		Financial intermediation

end of 4Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134